Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 83.01%
		Communication Services - 4.69%
		Diversified Telecommunication Services - 0.37%
10,625		Verizon Communications, Inc.	418,625

		Entertainment - 1.31%
10,750		Activision Blizzard, Inc.	822,913
7,605		The Walt Disney Co. (a)	660,722
			1,483,635
		Interactive Media & Services - 2.32%
12,600		Alphabet, Inc. - Class A (a)	1,111,698
13,000		Alphabet, Inc. - Class C (a)	1,153,490
3,100		Facebook, Inc. - Class A (a)	373,054
			2,638,242
		Media - 0.69%
22,500		Comcast Corp. - Class A	786,825

		Total Communication Services (Cost $3,286,636)	5,327,327

		Consumer Discretionary - 3.03%
		Hotels, Restaurants & Leisure - 1.04%
5,000		Las Vegas Sands Corp (a)	240,350
9,500		Starbucks Corp.	942,400
			1,182,750
		Internet & Direct Marketing Retail - 0.81%
11,000		Amazon.com, Inc. (a)	924,000

		Specialty Retail - 1.18%
4,225		The Home Depot, Inc.	1,334,508

		Total Consumer Discretionary (Cost $1,757,399)	3,441,258

		Consumer Staples - 4.30%
		Beverages - 1.75%
5,550		PepsiCo, Inc.	1,002,663
63,000		Primo Water Corporation - ADR (b)	979,020
			1,981,683
		Food & Staples Retailing - 0.43%
3,450		Walmart, Inc.	489,175

		Food Products - 1.36%
9,000		Lamb Weston Holdings, Inc.	804,240
11,900		Tyson Foods, Inc.	740,775
			1,545,015
		Household Products - 0.76%
5,725		The Procter & Gamble Co.	867,681

		Total Consumer Staples (Cost $3,419,962)	4,883,554

		Energy - 12.76%
		Oil, Gas & Consumable Fuels - 12.76%
162,600		Energy Transfer Equity, L.P.	1,930,062
46,650		Enterprise Products Partners L.P.	1,125,198
17,200		Enviva, Inc.	911,084
9,875		Hess Corp.	1,400,473
12,126		Marathon Petroleum Corp.	1,411,345
63,400		Northern Oil and Gas, Inc.	1,953,988
7,900		Valero Energy Corp.	1,002,194
150,000		Viper Energy Partners LP	4,768,500
		Total Energy (Cost $6,506,011)	14,502,844

		Financials - 13.92%
		Banks - 6.95%
63,000		Bank of America Corp.	2,086,560
24,375		Citigroup, Inc.	1,102,481
40,750		Citizens Financial Group, Inc.	1,604,328
14,000		JPMorgan Chase & Co.	1,877,400
28,600		Truist Financial Corp.	1,230,658
			7,901,427
		Capital Markets - 3.39%
1,100		BlackRock, Inc.	779,493
4,025		CME Group, Inc.	676,844
7,136		S&P Global, Inc.	2,390,132
			3,846,469
		Diversified Financial Services - 1.66%
118,100		Burford Capital Ltd. - ADR (b)	962,515
27,000		Compass Diversified Holdings	492,210
4,400		Global Payments Inc.	437,008
			1,891,733
		Insurance - 1.92%
11,575		Arthur J. Gallagher & Co.	2,182,350

		Total Financials (Cost $10,044,735)	15,821,979

		Health Care - 16.91%
		Biotechnology - 2.47%
24,700		Horizon Therapeutics PLC - ADR (a)(b)	2,810,860

		Health Care Equipment & Supplies - 1.99%
10,000		Abbott Laboratories	1,097,900
11,600		Baxter International, Inc.	591,252
7,400		Medtronic, PLC - ADR (b)	575,128
			2,264,280
		Health Care Providers & Services - 9.37%
3,375		Anthem, Inc.	1,731,274
32,900		CVS Health Corp.	3,065,951
8,100		HCA Healthcare, Inc.	1,943,676
2,500		McKesson Corp.	937,800
5,600		UnitedHealth Group, Inc.	2,969,008
			10,647,709
		Pharmaceuticals - 3.08%
3,150		Eli Lilly & Co.	1,152,396
7,125		Johnson & Johnson	1,258,631
9,800		Merck & Co., Inc.	1,087,310
			3,498,337
		Total Health Care (Cost $10,043,378)	19,221,186

		Industrials - 4.57%
		Aerospace & Defense - 0.51%
3,025		The Boeing Co. (a)	576,232

		Commercial Services & Supplies - 1.11%
2,800		Cintas Corp.	1,264,536

		Electrical Equipment - 0.31%
2,500		AMETEK, Inc.	349,300

		Industrial Conglomerates - 0.65%
3,450		Honeywell International, Inc.	739,335

		Machinery - 1.01%
3,950		Parker-Hannifin Corp.	1,149,450

		Professional Services - 0.55%
3,200		Equifax, Inc.	621,952

		Trading Companies & Distributors - 0.43%
10,300		Fastenal Co.	487,396

		Total Industrials (Cost $2,943,278)	5,188,201

		Information Technology - 15.35%
		Communications Equipment - 0.75%
17,750		Cisco Systems, Inc.	845,610

		IT Services - 4.66%
7,700		International Business Machines Corp.	1,084,853
4,400		MasterCard, Inc. - Class A	1,530,012
12,925		Visa Inc. - Class A	2,685,298
			5,300,163
		Semiconductors & Semiconductor Equipment - 1.64%
10,100		Marvell Technology, Inc.	374,104
9,075		QUALCOMM, Inc.	997,706
2,950		Texas Instruments, Inc.	487,399
			1,859,209
		Software - 4.75%
50,100		Absolute Software Corp. - ADR (b)	523,044
18,650		Microsoft Corp.	4,472,643
7,700		SS&C Technologies Holdings, Inc.	400,862
			5,396,549
		Technology Hardware, Storage & Peripherals - 3.55%
31,080		Apple Inc.	4,038,224

		Total Information Technology (Cost $7,177,458)	17,439,755

		Materials - 1.65%
		Construction Materials - 0.80%
10,000		CRH PLC - ADR (b)	397,900
1,500		Martin Marietta Materials, Inc.	506,955
			904,855
		Containers & Packaging - 0.85%
43,700		Graphic Packaging Holding Co.	972,325

		Total Materials (Cost $1,579,697)	1,877,180

		Utilities - 5.83%
		Electric Utilities - 4.20%
15,700		American Electric Power Co., Inc.	1,490,715
30,550		Edison International	1,943,591
82,600		PG&E Corp. (a)	1,343,076
			4,777,382
		Independent Power and Renewable Electricity Producers - 0.80%
39,000		Vistra Corp.	904,800

		Multi-Utilities - 0.83%
6,100		Sempra Energy	942,694

		Total Utilities (Cost $5,583,801)	6,624,876

		TOTAL COMMON STOCKS (Cost $52,342,355)	94,328,160

		REITS - 2.27%
		Real Estate - 2.27%
		Equity Real Estate Investment Trusts (REITs) - 2.27%
3,200		American Tower Corp.	677,952
19,106		Community Healthcare Trust, Inc.	683,995
5,000		Digital Realty Trust, Inc.	501,350
1,100		Equinix Inc.	720,533
		Total Real Estate (Cost $2,023,895)	2,583,830

		TOTAL REITS (Cost $2,023,895)	2,583,830

		CONVERTIBLE PREFERRED STOCKS - 0.86%
		Health Care - 0.86%
		Pharmaceuticals - 0.86%
50,000		Elanco Animal Health, Inc.
		5.000%, 02/01/2023 (c)	976,500
		Total Health Care (Cost $2,429,605)	976,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,429,605)	976,500

		PREFERRED STOCKS - 0.30%
		Financials - 0.30%
		Diversified Financial Services - 0.30%
15,000		Compass Diversified Holdings
		7.875%, 01/30/2025 (e)	342,300
		Total Financials (Cost $349,499)	342,300

		TOTAL PREFERRED STOCKS (Cost $349,499)	342,300

		CONVERTIBLE BONDS - 5.26%
		Communication Services - 0.43%
		Entertainment - 0.43%
		Live Nation Entertainment, Inc.
500,000		2.000%, 02/15/2025	493,250
		Total Communication Services (Cost $499,375)	493,250

		Consumer Discretionary - 1.11%
		Hotels, Restaurants & Leisure - 1.11%
		Royal Caribbean Cruises Ltd.
1,000,000		6.000%, 08/15/2025 (b)(e)	1,261,000
		Total Consumer Discretionary (Cost $1,000,000)	1,261,000

		Health Care - 1.53%
		Biotechnology - 1.53%
		Apellis Pharmaceuticals, Inc.
300,000		3.500%, 09/15/2026	463,312
		Exact Sciences Corp.
100,000		0.375%, 03/15/2027	83,000
750,000		0.375%, 03/01/2028	591,600
		PTC Therapeutics, Inc.
600,000		1.500%, 09/15/2026	603,600
		Total Health Care (Cost $1,753,308)	1,741,512

		Industrials - 0.80%
		Airlines - 0.80%
		Southwest Airlines Co.
750,000		1.250%, 05/01/2025	903,563
		Total Industrials (Cost $750,000)	903,563

		Information Technology - 1.39%
		Communications Equipment - 0.57%
		Lumentum Holdings, Inc.
750,000		0.500%, 12/15/2026	646,875
		Software - 0.82%
		Cerence, Inc.
500,000		3.000%, 06/01/2025	460,718
		Guidewire Software, Inc.
500,000		1.250%, 03/15/2025	465,250
			925,968
		Total Information Technology (Cost $1,759,105)	1,572,843

		TOTAL CONVERTIBLE BONDS (Cost $5,761,788)	5,972,168

		SHORT TERM INVESTMENTS - 8.55%
		Investment Company - 8.55%
9,713,972		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.074% (d)	9,713,972
		Total Investment Company	9,713,972

		TOTAL SHORT TERM INVESTMENTS (Cost $9,713,972)	9,713,972

		Total Investments (Cost ($72,621,114) - 100.25%	113,916,930
		Liabilities in Excess of Other Assets - (0.25)%	(280,277)
		TOTAL NET ASSETS - 100.00%	$113,636,653

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $7,509,467 (6.61% of net assets) at December 31, 2022.
	(c)	Illiquid Security. The total value of these securities amounted to $976,500 (0.86% of net assets) at December 31, 2022
	(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
	(e)	Callable at any dividend payment date on or after date disclosed.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2022. These assets are measured on a recurring basis.

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$94,328,160	-	-	$94,328,160
REITs	2,583,830	-	-	2,583,830
Convertible Preferred Stocks	976,500	-	-	976,500
Preferred Stocks	342,300	-	-	342,300
Convertible Bonds	-	5,972,168	-	5,972,168
Short Term Investments	9,713,972	-	-	9,713,972
Total*	$107,944,762	$5,972,168	-	$113,916,930

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.